Expense Example - No Load - Salient Tactical Growth Fund	May 01, 2021 USD ($)
Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 194
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,031
Expense Example, with Redemption, 10 Years	2,230
Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	159
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	849
Expense Example, with Redemption, 10 Years	$ 1,854